Commitments (Detail)			1 Months Ended				3 Months Ended		5 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended				17 Months Ended	22 Months Ended
	Mar. 29, 2016 USD ($)	Mar. 29, 2016 ILS (₪)	Aug. 31, 2014 USD ($)	Aug. 31, 2014 ILS (₪)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 ILS (₪)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS (₪)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS (₪)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Jun. 30, 2012	Sep. 30, 2015	Apr. 30, 2014
Loss Contingencies [Line Items]
Research and development expense							$ 340,051	$ 15,613					$ 602,575	$ 477,607	$ 822,759	$ 836,698
Israeli Innovation Authority [Member]
Loss Contingencies [Line Items]
Royalties payable as % of future sales													3.00%		3.00%	3.00%	3.00%
Total grants obtained													$ 893,673		$ 705,930
Research and development expense, CS participation percentage																			50.00%
Refund for participation research and development									$ 400,143	₪ 1,554,156
Chief Scientist Of State Of Israel [Member]
Loss Contingencies [Line Items]
Research and development expense, CS participation percentage																				50.00%
Refund for participation research and development											$ 305,787	₪ 1,189,204
ISRAEL | Israeli Innovation Authority [Member]
Loss Contingencies [Line Items]
Research and development expense, CS participation percentage	60.00%	60.00%
Outside of Israel [Member] | Israeli Innovation Authority [Member]
Loss Contingencies [Line Items]
Research and development expense, CS participation percentage	30.00%	30.00%
Refund for participation research and development	$ 187,743	₪ 725,826
Maximum [Member] | The Technician Research And Development Foundation Limited [Member]
Loss Contingencies [Line Items]
Royalties payable as % of future sales																		3.00%
Maximum [Member] | Israeli Innovation Authority [Member]
Loss Contingencies [Line Items]
Research and development expense			$ 924,166	₪ 3,594,082
Maximum [Member] | Chief Scientist Of State Of Israel [Member]
Loss Contingencies [Line Items]
Research and development expense					$ 764,466	₪ 2,973,010
Maximum [Member] | ISRAEL | Israeli Innovation Authority [Member]
Loss Contingencies [Line Items]
Research and development expense	794,963	3,041,529
Maximum [Member] | Outside of Israel [Member] | Israeli Innovation Authority [Member]
Loss Contingencies [Line Items]
Research and development expense	$ 215,630	₪ 825,000
Minimum [Member] | The Technician Research And Development Foundation Limited [Member]
Loss Contingencies [Line Items]
Royalties payable as % of future sales																		1.50%